ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Oct. 31, 2023
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 9 – ACCRUED LIABILITIES AND OTHER PAYABLES

At October 31, 2023 and 2022, accrued liabilities and other payables consisted of the following:

	October 31, 2023	October 31, 2022
Accrued professional service fees	$364,840	$310,476
Other	116,961	74,417
	$481,801	$384,893